RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2020
RELATED PARTY TRANSACTIONS
Summary of purchases towards related party
	Class A
Name	Preferred Shares	Consideration
William Alessi	12,000,000	$200,000	(1)

Chris Chumas	6,000,000	$100,000	(1)

Schedule of due to related party
		Interest	Common Shares	Preferred Shares
Name	Principal	rate	#	#
Chris Chumas	$143,287	8%-10%	7,000,000	nil

William Alessi	349,317	0%-10%	6,971,050(1)	nil

JanBella Group (2)	110,000	10%	nil	nil

S. Mark Spoone	nil		450,000	nil

Total	$602,605